Deferred Policy Acquisition and Sales Inducement Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred policy acquisition costs
Balance, beginning of year	$ 973	$ 947	$ 1,232
Acquisition costs deferred	89	51	55
Amortization charged to income	(150)	(147)	(180)
Effect of unrealized gains and losses	365	(123)	(160)
Decrease related to sale of ALNY	(134)	0	0
Decrease related to AHL recapture of reinsurance	(31)	0	0
Reinsurance assumed from EAC	0	245	0
Balance, end of year	1,112	973	947
DSI activity relates to fixed annuities and interest-sensitive life contracts
Balance, beginning of year	25	27	34
Amortization charged to income	(4)	(5)	(5)
Effect of unrealized gains and losses	0	3	(2)
Decrease related to sale of ALNY	(2)	0	0
Balance, end of year	$ 19	$ 25	$ 27